SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended				10 Months Ended	12 Months Ended
	Jun. 30, 2026		Mar. 31, 2026	Jun. 30, 2025		Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
ScheduleOfBasicAndDilutedNetIncomeLossPerShareLineItem [Line Items]
Net income (loss)	$ 372,357		$ (53,287)	$ (22,703)			$ 319,070	$ (22,703)					$ (79,422)	$ 245,454
Weighted average number of ordinary shares outstanding - diluted							6,000,000
Net income (loss) per ordinary share - diluted	$ 0.04						$ 0.04
Goodvision Inc [Member]
ScheduleOfBasicAndDilutedNetIncomeLossPerShareLineItem [Line Items]
Net income (loss)	$ 46,637			$ (50,568)					$ (690,384)		$ (6,510)				$ 80,700	$ 25,911
Weighted-average ordinary shares - basic	10,000	[1],[2]		10,000	[1],[2]				10,000	[1],[2]	10,000	[1],[2]			1,000,000	1,000,000
Weighted average number of ordinary shares outstanding - diluted	10,000	[1],[2]		10,000	[1],[2]				10,000	[1],[2]	10,000	[1],[2]			1,000,000	1,000,000
Net income (loss) per ordinary share - basic	$ 4.66	[2]		$ (5.06)	[1],[2]				$ (69.04)	[1],[2]	$ (0.65)	[1],[2]			$ 0.08	$ 0.03
Net income (loss) per ordinary share - diluted	$ 4.66	[1],[2]		$ (5.06)	[1],[2]				$ (69.04)	[1],[2]	$ (0.65)	[1],[2]			$ 0.08	$ 0.03

[1]	Shares and per share data have been retroactively restated to reflect the recapitalization (see Note 9).
[2]	Shares have been retroactively restated to reflect the recapitalization. See Note 9.